Variable Interest Entities	12 Months Ended
Dec. 31, 2019
Payables and Accruals [Abstract]
Variable Interest Entities
Variable Interest Entities
As at December 31, 2019, the Company had investments in one (December 31, 2018 — two) variable interest entity (“VIE”), namely Peregrine Reinsurance Ltd (“Peregrine”).
Peregrine. In November 2016, Peregrine, a subsidiary of the Company, was registered as a segregated accounts company under the Segregated Accounts Companies Act 2000, as amended. As at December 31, 2019, Peregrine had four segregated accounts which were funded by third-party investors.
The Company has determined that Peregrine has the characteristics of a VIE as addressed by the guidance in ASC 810, Consolidation. The four segregated accounts have not been consolidated as part of the Company’s consolidated financial statements because the Company is not the primary beneficiary of those accounts. The Company has, however, concluded that it is the primary beneficiary of the Peregrine general fund and, similar to prior reporting periods, the results of the Peregrine general fund are included in the Company’s consolidated financial statements. The Company’s exposure to Peregrine’s general fund is not material.
Silverton. On September 10, 2013, the Company established Silverton Re Ltd (“Silverton”), a Bermuda domiciled special purpose insurer formed to provide additional collateralized capacity to support Aspen Re’s business through retrocession agreements which are collateralized and funded by Silverton through the issuance of one or more series of participating loan notes (collectively, the “Loan Notes”). Silverton is a non-rated insurer and the risks are fully collateralized by way of funds held in trust for the benefit of Aspen Bermuda and Aspen U.K., the ceding reinsurers. Silverton has not issued any Loan Notes since 2017.
All proceeds from the issuance of the Loan Notes were deposited into separate collateral accounts for each series of Loan Notes to fund Silverton’s obligations under a retrocession property quota share agreement entered into with Aspen Bermuda or Aspen Bermuda and Aspen U.K, as the case may be. The holders of the Loan Notes participated in any profit or loss generated by Silverton attributable to the operations of the respective Silverton segregated account. Any existing value of the Loan Notes was returned to the noteholders in installments after the expiration of the risk period of the retrocession agreement issued by Silverton for the related series of Loan Notes with the final payment being contractually due on the respective maturity dates.
A final payment was made to noteholders after commutation of the reinsurance agreement on July 1, 2019. Silverton has no further reinsurance commitments outstanding.
The following tables show the total liability balance of the Loan Notes for the twelve months ended December 31, 2019 and 2018:

	For the Twelve Months Ended December 31, 2019
	Third Party	Aspen Holdings	Total
	($ in millions)
Opening balance	$4.6	$1.1	$5.7
Total change in fair value for the period	3.1	0.8	3.9
Total distributed in the period	(7.7)	(1.9)	(9.6)
Closing balance as at December 31, 2019	$—	$—	$—

Liability
Loan notes (long-term liabilities)	$—	$—	$—
Accrued expenses (current liabilities)	—	—	—
Total aggregate unpaid balance as at December 31, 2019	$—	$—	$—

	For the Twelve Months Ended December 31, 2018
	Third Party	Aspen Holdings	Total
	($ in millions)
Opening balance	$86.6	$20.6	$107.2
Total change in fair value for the period	4.4	1.1	5.5
Total distributed in the period	(86.4)	(20.6)	(107.0)
Closing balance as at December 31, 2018	$4.6	$1.1	$5.7

Liability
Loan notes (long-term liabilities)	$—	$—	$—
Accrued expenses (current liabilities)	4.6	1.1	5.7
Total aggregate unpaid balance as at December 31, 2018	$4.6	$1.1	$5.7

The Company had determined that Silverton has the characteristics of a VIE that are addressed by the guidance in ASC 810, Consolidation. The Company concluded that it was the primary beneficiary of Silverton as it owned all of Silverton’s voting shares and issued share capital, and had a significant financial interest in, and the power to control, Silverton. As a result, the Company consolidated Silverton upon its formation. The Company had no other obligation to provide financial support to Silverton and neither the creditors nor beneficial interest holders of Silverton had recourse to the Company’s general credit.
After commutation of the 2017 reinsurance contract and settlement of all Loan Notes, the Company has determined that Silverton will no longer be regarded as a VIE.
For further information regarding the Loan Notes attributable to the third-party investments in Silverton, refer to Note 6, “Fair Value Measurements” of these consolidated financial statements.